UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21364

Schroder Global Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Global Series Trust P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2012

Date of reporting period:	July 31, 2012

Item 1.   Schedule of Investments

Schroder North American Equity Fund

Schedule of Investments

July 31, 2012 (unaudited)

Shares		Value $
	COMMON STOCK — 91.6%
	Bahamas — 0.0%
3,100	Steiner Leisure (1)	129,270

	Bermuda — 0.6%
37,652	Accenture Class A	2,270,416
7,600	Assured Guaranty	91,048
9,100	Axis Capital Holdings	299,026
4,900	Endurance Specialty Holdings	169,883
8,100	Knightsbridge Tankers	69,741
1,900	PartnerRe	137,636
3,200	SeaCube Container Leasing	56,192
9,200	Textainer Group Holdings	346,104
3,800	Xyratex	44,954
		3,485,000
	Canada — 2.4%
3,900	Aecon Group	46,823
1,600	AG Growth International	52,650
6,900	Agrium	656,320
7,100	Alimentation Couche Tard Class B	336,292
4,100	ARC Resources	102,331
8,600	Atco Class I	632,019
15,500	Barrick Gold	510,201
5,700	Baytex Energy Trust	236,332
9,100	BCE	387,284
20,700	Bird Construction	283,403
7,800	Calfrac Well Services	184,335
26,300	Canadian Oil Sands Trust	529,226
7,900	Canadian Utilities Class A	551,428
16,300	Canexus	128,079
4,300	Chemtrade Logistics Income Fund	68,604
1,900	Cominar REIT	46,588
2,600	Domtar	192,036
2,600	Empire	148,012
5,300	Ensign Energy Services	78,059
12,400	First Capital Realty	229,614
3,300	Genivar	71,110
9,900	Great-West Lifeco	214,022
7,800	Industrial Alliance Insurance and Financial Services	173,835
46,200	Manulife Financial	496,160
4,800	Metro Class A	266,361
29,300	Migao (1)	84,436
1,300	National Bank of Canada	96,808
3,300	North West	70,979
1,100	Northern Property REIT	36,460
6,100	Pacific Rubiales Energy	138,016
12,200	Pan American Silver	182,602
12,500	Parkland Fuel	184,848
2,400	Pason Systems	34,797
14,900	Petrominerales	137,879
1,800	PHX Energy Services	14,808
8,500	Power Corp. of Canada	195,283
10,100	Power Financial	248,962
20,696	Research In Motion (1)	148,175
6,500	RioCan REIT	185,631
14,900	Rogers Communications Class B	584,054
4,500	Royal Bank of Canada	230,553
14,300	Saputo	609,303
7,900	Savanna Energy Services	59,554
11,100	Shaw Communications Class B	216,610
7,200	Shoppers Drug Mart	296,874
3,400	Silver Wheaton	93,709
11,400	Silvercorp Metals	60,703
64,300	Sino-Forest (1) (2) (3)	—
26,500	Suncor Energy	810,181
11,700	Teck Resources Class B	328,186
7,200	TransForce	127,652
13,400	Transglobe Energy (1)	128,809
15,800	Trican Well Service	189,691
10,100	Trinidad Drilling	58,615
27,600	Twin Butte Energy	68,529
4,879	Vermilion Energy	227,445
3,900	Wajax	188,535
29,900	Yamana Gold	443,349
1,700	Zargon Oil & Gas Trust	13,070
		13,116,230
	Cayman Islands — 0.2%
15,800	Herbalife	867,262

	China — 0.1%
10,000	China Automotive Systems (1)	36,800
6,800	Cogo Group (1)	12,376
17,800	Fushi Copperweld (1)	157,530
6,800	Zhongpin (1)	70,040
		276,746
	Ireland — 0.2%
400	Covidien	22,352
19,200	Seagate Technology	576,384
16,300	XL Group	336,595
		935,331
	Netherlands — 0.0%
3,400	VistaPrint (1)	117,300

	Puerto Rico — 0.0%
20,500	Doral Financial (1)	27,880
8,400	Triple-S Management Class B (1)	153,048
		180,928
	Russia — 0.0%
10,100	CTC Media	74,942

	Switzerland — 0.4%
23,400	ACE	1,719,900

Shares		Value $
3,500	Allied World Assurance Holdings	264,005
		1,983,905
	United Kingdom — 0.0%
3,152	Ensco Class A	171,248

	United States — 87.7%
	Consumer Discretionary — 8.3%
9,000	Aaron’s	263,970
3,700	Advance Auto Parts	259,555
10,106	Amazon.com (1)	2,357,730
6,500	American Eagle Outfitters	135,330
12,800	Apollo Group Class A (1)	348,160
8,400	Ascena Retail Group (1)	154,056
5,600	Autoliv	316,792
800	AutoZone (1)	300,184
4,600	Bally Technologies (1)	201,066
19,100	Bed Bath & Beyond (1)	1,164,145
28,400	Best Buy	513,756
8,400	Big Lots (1)	340,284
9,700	Bridgepoint Education (1)	88,270
2,300	Buckle	88,941
4,100	Capella Education (1)	108,732
18,500	Career Education (1)	87,135
4,800	CEC Entertainment	165,408
7,900	Cheesecake Factory	264,808
10,200	Chico’s FAS	156,264
1,600	Children’s Place (1)	81,280
800	Coach	39,464
4,300	Coinstar (1)	204,207
81,200	Comcast Class A	2,643,060
10,900	Cooper Tire & Rubber	190,423
2,300	Cracker Barrel Old Country Store	144,118
9,700	Dana Holding	127,846
12,300	Darden Restaurants	629,514
1,600	Destination Maternity	28,624
10,900	DeVry	213,967
30,356	DIRECTV (1)	1,507,479
17,500	Discovery Communications Class A (1)	886,025
3,500	Dollar Tree (1)	176,190
8,000	Dorman Products (1)	229,760
3,500	DSW	206,920
20,400	Exide Technologies (1)	59,772
8,900	Express (1)	143,290
7,700	Finish Line	160,776
12,000	Foot Locker	396,240
75,700	Ford Motor	699,468
500	Fossil (1)	35,845
12,100	GameStop Class A	193,842
8,800	Genuine Parts	563,464
8,400	Guess?	252,840
24,600	H&R Block	396,798
8,600	Hillenbrand	148,694
49,293	Home Depot	2,572,108
4,000	ITT Educational Services (1)	155,280
1,100	Johnson Controls	27,115
4,100	JOS A Bank Clothiers (1)	173,266
2,100	Kohl’s	104,412
2,700	Lear	95,985
17,300	Lincoln Educational Services	75,428
34,200	Lowe’s	867,654
31,600	Mattel	1,111,372
46,581	McDonald’s	4,162,478
20,500	McGraw-Hill	962,680
1,300	National Presto Industries	86,502
41,100	News Class A	946,122
9,700	Nike Class B	905,495
6,700	PetMed Express	65,124
5,500	PetSmart	363,605
5,200	Polaris Industries	390,832
1,700	priceline.com (1)	1,124,958
1,578	Ralph Lauren	227,768
2,900	Rent-A-Center	103,124
12,752	Ross Stores	847,243
9,400	Ruth’s Hospitality Group (1)	63,168
12,200	Scripps Networks Interactive Class A	656,970
2,600	Select Comfort (1)	67,626
5,300	Sohu.com (1)	185,765
5,500	Standard Motor Products	77,330
42,400	Staples	540,176
14,900	Starbucks	674,672
2,800	Strayer Education	203,448
3,800	Sturm Ruger	187,834
14,700	Target	891,555
4,200	Thor Industries	120,666
26,145	Time Warner	1,022,792
14,500	Time Warner Cable	1,231,485
1,700	Tractor Supply	154,479
2,900	True Religion Apparel	76,096
5,000	TRW Automotive Holdings (1)	196,500
7,400	Tupperware Brands	387,908
26,900	United Online	114,056
10,200	Universal Technical Institute	117,198
16,600	Universal Travel Group (1)	9,960
8,300	Vera Bradley (1)	189,157
26,600	Viacom Class B	1,242,486
1,700	WABCO Holdings (1)	93,364
50,272	Walt Disney	2,470,366
7,100	Williams-Sonoma	246,725
7,000	Wolverine World Wide	311,010
7,200	Yum! Brands	466,848
		45,042,683
	Consumer Staples — 9.8%
75,300	Altria Group	2,708,541
15,700	Avon Products	243,193
3,900	Brown-Forman Class B	364,884
6,700	Clorox	487,157
95,158	Coca-Cola	7,688,766
25,491	Colgate-Palmolive	2,736,714
11,973	Costco Wholesale	1,151,563

Shares		Value $
36,517	CVS Caremark	1,652,394
8,400	Dr. Pepper Snapple Group	382,872
16,700	General Mills	646,290
23,765	HJ Heinz	1,312,066
29,526	Hormel Foods	824,071
21,200	Kimberly-Clark	1,842,492
39,500	Kraft Foods Class A	1,568,545
6,000	Lorillard	771,840
11,812	McCormick	719,114
2,000	National Beverage (1)	29,000
14,000	Nu Skin Enterprises Class A	714,140
5,000	Omega Protein (1)	41,650
71,924	PepsiCo	5,231,033
76,691	Philip Morris International	7,012,625
102,011	Procter & Gamble	6,583,790
11,500	Reynolds American	532,105
8,000	Spartan Stores	137,600
3,000	Universal	136,620
9,000	USANA Health Sciences (1)	404,820
57,041	Walgreen	2,074,011
68,223	Wal-Mart Stores	5,077,838
1,700	Weis Markets	74,001
		53,149,735
	Energy — 10.0%
5,300	Alliance Resource Partners LP	324,572
7,400	Anadarko Petroleum	513,856
22,400	Apache	1,929,088
6,200	Arch Coal	44,702
6,100	Baker Hughes	282,552
3,700	BP Prudhoe Bay Royalty Trust	428,238
1,300	Bristow Group	59,501
9,600	C&J Energy Services (1)	180,288
2,900	CARBO Ceramics	186,122
18,600	Chesapeake Energy	350,052
86,420	Chevron	9,469,904
10,200	Cloud Peak Energy (1)	168,810
59,359	ConocoPhillips	3,231,504
5,000	Contango Oil & Gas (1)	296,250
23,400	Denbury Resources (1)	353,808
21,000	Devon Energy	1,241,520
9,200	Diamond Offshore Drilling	601,864
2,600	Dorchester Minerals	57,460
1,200	EOG Resources	117,612
196,790	ExxonMobil	17,091,211
5,100	Global Geophysical Services (1)	29,937
59,337	Halliburton	1,965,835
11,200	Helmerich & Payne	520,800
14,300	James River Coal (1)	32,747
8,500	Linn Energy LLC	336,685
28,500	Marathon Oil	754,395
27,100	Marathon Petroleum	1,281,830
4,800	Matrix Service (1)	49,728
18,320	Murphy Oil	983,051
7,600	National Oilwell Varco	549,480
9,600	Natural Resource Partners LP	195,936
4,100	Newfield Exploration (1)	125,173
12,800	Newpark Resources (1)	87,424
1,800	NuStar Energy LP	97,776
40,133	Occidental Petroleum	3,492,775
16,800	Parker Drilling (1)	77,784
16,000	Patterson-UTI Energy	247,680
11,800	Peabody Energy	246,384
29,679	Phillips 66	1,115,930
5,900	Plains All American Pipeline	519,200
20,700	RPC	278,415
43,272	Schlumberger	3,083,563
3,300	Southwestern Energy (1)	109,725
300	Spectra Energy	9,207
7,500	Sunoco Logistics Partners LP	301,875
2,300	Unit (1)	91,448
18,600	Vaalco Energy (1)	136,338
11,200	Valero Energy	308,000
9,200	W&T Offshore	170,108
		54,128,143
	Financials — 12.5%
34,800	Aflac	1,523,544
2,300	Agree Realty	54,119
24,000	Allstate	823,200
19,300	American Capital Agency REIT	678,202
7,100	American Equity Investment Life Holding	82,857
36,027	American Express	2,079,118
8,100	American Financial Group	305,451
8,400	American International Group (1)	262,668
4,900	Amtrust Financial Services	145,971
19,900	Annaly Capital Management REIT	346,857
14,600	Anworth Mortgage Asset REIT	96,944
4,700	Arlington Asset Investment	105,092
2,100	Arrow Financial	51,072
7,700	Assurant	278,817
421,550	Bank of America	3,094,177
30,400	Bank of New York Mellon	646,912
1,100	BB&T	34,507
60,700	Berkshire Hathaway Class B (1)	5,149,788
19,200	BGC Partners Class A	95,424
20,900	Brookfield Office Properties	357,416
13,500	Calamos Asset Management Class A	142,695
35,000	Capital One Financial	1,977,150
12,600	Capstead Mortgage REIT	177,408
3,100	Cash America International	118,792
6,700	CBOE Holdings	190,950
66,800	Chimera Investment REIT	144,288
126,142	Citigroup	3,422,233
15,100	CNA Financial	394,261
32,200	CNO Financial Group	266,938
3,200	Cohen & Steers	105,600
7,000	CommonWealth REIT	127,680
1,900	Credit Acceptance (1)	181,108
20,300	CVB Financial	239,540
44,118	Discover Financial Services	1,586,483
17,400	Dynex Capital REIT	180,786

Shares		Value $
6,400	Entertainment Properties Trust	289,024
5,200	Ezcorp (1)	117,000
5,500	FBL Financial Group Class A	170,225
13,900	Federated Investors Class B	279,529
51,500	Fifth Third Bancorp	711,730
4,800	First Financial Holdings	56,640
10,900	FirstMerit	176,580
4,300	Flushing Financial	60,673
500	Franklin Resources	57,475
9,300	Getty Realty REIT	172,794
6,400	Global Payments	274,048
21,723	Goldman Sachs Group	2,191,851
5,500	Hanmi Financial (1)	60,225
22,900	Hartford Financial Services Group	376,705
11,600	Hatteras Financial REIT	339,300
29,900	HCP	1,411,579
7,900	Horace Mann Educators	137,776
76,000	Huntington Bancshares	472,340
13,000	Interactive Brokers Group	180,050
18,800	Invesco Mortgage Capital REIT	372,052
13,200	Jack Henry & Associates	458,436
9,200	Jefferies Group	115,368
162,163	JPMorgan Chase	5,837,868
49,100	KeyCorp	391,818
12,000	Liberty Property Trust	435,480
22,100	Lincoln National	443,105
6,300	LTC Properties REIT	224,910
6,000	Main Street Capital	147,060
16,200	Marsh & McLennan	538,002
8,200	Meadowbrook Insurance Group	57,728
57,500	MetLife	1,769,275
81,300	Morgan Stanley	1,110,558
15,500	Northern Trust	703,700
20,500	NorthStar Realty Finance REIT	112,955
12,000	Omega Healthcare Investors	290,880
6,900	Paychex	225,561
8,500	PennyMac Mortgage Investment Trust REIT	179,095
29,900	PNC Financial Services Group	1,767,090
2,700	Portfolio Recovery Associates (1)	228,636
29,000	Principal Financial Group	742,110
10,300	Protective Life	287,473
30,500	Prudential Financial	1,472,540
400	Public Storage REIT	59,580
5,900	Renasant	104,430
1,900	Republic Bancorp Class A	44,859
5,700	Senior Housing Properties Trust	129,675
7,563	Simon Property Group REIT	1,213,786
1,323	Southside Bancshares	27,598
7,100	StanCorp Financial Group	211,296
2,100	State Auto Financial	27,237
23,400	State Street	944,892
23,700	Symetra Financial	275,631
16,800	T. Rowe Price Group	1,020,600
1,200	Tompkins Financial	47,112
7,950	Torchmark	395,512
1,854	TowneBank	26,512
3,881	Travelers	243,145
30,600	Trustco Bank	168,606
40,751	U.S. Bancorp	1,365,159
6,300	Universal Insurance Holdings	20,160
22,700	Unum Group	428,803
4,200	Urstadt Biddle Properties	79,758
21,000	Ventas REIT	1,412,250
7,400	Waddell & Reed Financial Class A	215,266
234,472	Wells Fargo	7,927,498
4,800	Westamerica Bancorporation	220,800
		67,525,457
	Healthcare — 12.7%
73,533	Abbott Laboratories	4,875,973
27,813	Aetna	1,002,937
8,300	Agilent Technologies	317,807
2,400	Air Methods (1)	261,672
3,300	Almost Family (1)	72,633
20,400	AmerisourceBergen	809,880
38,626	Amgen	3,190,507
13,800	Amsurg (1)	407,652
2,900	Assisted Living Concepts	40,629
36,872	Baxter International	2,157,381
20,800	Becton Dickinson	1,574,768
10,900	Biogen Idec (1)	1,589,547
91,971	Bristol-Myers Squibb	3,274,168
32,500	Cardinal Health	1,400,425
21,600	Celgene (1)	1,478,736
1,500	Centene (1)	57,060
6,600	Chemed	414,282
12,000	CIGNA	483,360
4,600	Computer Programs & Systems	227,700
1,200	Corvel (1)	55,368
8,900	Coventry Health Care	296,637
8,200	CR Bard	797,532
12,300	DaVita (1)	1,210,566
58,061	Eli Lilly	2,556,426
4,200	Ensign Group	117,810
11,624	Express Scripts Holding (1)	673,495
17,500	Five Star Quality Care (1)	62,475
25,800	Forest Laboratories (1)	865,590
39,302	Gilead Sciences (1)	2,135,278
10,000	Hi-Tech Pharmacal (1)	343,600
11,900	Humana	733,040
3,000	ICU Medical (1)	159,990
200	Intuitive Surgical (1)	96,300
113,784	Johnson & Johnson	7,876,128
10,900	Laboratory Corp. of America Holdings (1)	916,581
2,700	Landauer	153,792
16,000	McKesson	1,451,680
6,300	Medicis Pharmaceutical Class A	207,396
3,800	Medidata Solutions (1)	134,558
2,300	MEDNAX (1)	152,099
64,403	Medtronic	2,538,766
121,407	Merck	5,362,547

Shares		Value $
14,000	Meridian Bioscience	233,940
13,315	Metropolitan Health Networks (1)	112,245
7,900	Momenta Pharmaceuticals (1)	112,338
1,400	National Healthcare	61,138
27,100	PDL BioPharma	184,009
304,747	Pfizer	7,326,118
7,700	Pozen (1)	48,587
13,500	Quality Systems	218,160
11,000	Quest Diagnostics	642,730
18,200	Sciclone Pharmaceuticals (1)	104,650
14,400	Select Medical Holdings (1)	153,360
32,700	St. Jude Medical	1,221,672
22,699	Stryker	1,181,029
2,100	Techne	145,068
4,000	Thermo Fisher Scientific	222,680
8,100	U.S. Physical Therapy	207,927
52,200	UnitedHealth Group	2,666,898
8,900	Universal Health Services Class B	347,812
6,308	Waters (1)	488,744
13,100	WellPoint	698,099
		68,911,975
	Industrials — 9.4%
35,935	3M	3,278,350
1,700	Allegiant Travel (1)	120,802
2,200	Amerco	205,480
2,200	American Science & Engineering	125,488
8,600	Applied Industrial Technologies	319,576
71,700	Applied Materials	780,813
2,200	Astronics (1)	66,176
20,300	Boeing	1,500,373
1,200	BorgWarner (1)	80,520
2,800	CAI International (1)	57,904
27,108	Caterpillar	2,282,765
4,500	Celadon Group	67,185
7,700	CH Robinson Worldwide	406,945
75,398	CSX	1,729,630
14,600	Cummins	1,400,140
4,900	Danaher	258,769
22,700	Deere	1,743,814
18,700	Dover	1,018,589
2,800	Eaton	122,752
6,400	FedEx	577,920
5,600	Flowserve	671,888
22,047	General Dynamics	1,398,662
388,089	General Electric	8,052,847
17,891	Honeywell International	1,038,572
366	Huntington Ingalls Industries (1)	14,270
27,200	Illinois Tool Works	1,478,048
4,700	Insperity	123,328
2,800	Intersections	39,872
9,100	John Bean Technologies	133,315
10,600	Joy Global	550,564
15,800	Kla-Tencor	804,378
3,800	L-3 Communications Holdings	269,382
4,900	Lincoln Electric Holdings	195,412
19,000	Lockheed Martin	1,696,130
5,600	Marten Transport	100,520
5,800	McGrath Rentcorp	154,338
5,700	Miller Industries	93,594
1,800	Multi-Color	34,992
1,100	NACCO Industries	110,165
4,300	Nordson	220,418
23,393	Norfolk Southern	1,732,252
14,000	Northrop Grumman	926,800
4,800	Pall	256,368
9,200	Parker Hannifin	738,944
500	Precision Castparts	77,780
15,400	Primoris Services	190,190
28,000	Raytheon	1,553,440
9,200	Rockwell Collins	465,244
98	Seaboard (1)	215,600
5,600	Spirit Airlines (1)	120,456
2,200	Standex International	94,116
2,500	TAL International Group	85,375
3,600	Teledyne Technologies (1)	224,280
3,900	Titan International	80,613
3,800	Twin Disc	74,404
24,600	Union Pacific	3,016,206
44,964	United Parcel Service Class B	3,399,728
46,195	United Technologies	3,438,756
6,000	US Ecology	117,000
4,132	WW Grainger	846,358
		50,978,596
	Information Technology — 17.4%
6,400	Adobe Systems (1)	197,632
12,700	American Software	102,362
24,700	Analog Devices	965,276
9,900	Ancestry.com (1)	331,353
38,339	Apple	23,415,928
18,900	Automatic Data Processing	1,068,795
23,000	AVX	224,020
19,500	BMC Software (1)	772,200
15,200	Booz Allen Hamilton Holding	264,936
13,100	Brooks Automation	121,306
35,800	CA	861,706
6,400	CACI International Class A (1)	361,280
225,885	Cisco Systems	3,602,866
1,100	Cognizant Technology Solutions Class A (1)	62,447
2,700	Comtech Telecommunications	73,764
80,900	Corning	923,069
5,200	Datalink (1)	40,924
59,299	Dell (1)	704,472
16,400	Dice Holdings (1)	123,656
3,200	Diebold	103,520
6,400	Dolby Laboratories (1)	225,600
14,000	eBay (1)	620,200
8,900	Ebix	193,041
1,800	Electro Rent	30,168

Shares		Value $
45,400	EMC (1)	1,189,934
6,800	Entegris (1)	54,740
1,400	Fair Isaac	60,606
10,600	FleetCor Technologies (1)	391,352
10,400	FLIR Systems	212,680
4,200	Globecomm Systems (1)	42,756
10,749	Google Class A (1)	6,803,795
28,700	GT Advanced Technologies (1)	146,944
11,000	Hackett Group (1)	51,810
6,967	Harris	290,176
78,933	Hewlett-Packard	1,439,738
5,500	Integrated Silicon Solution (1)	53,515
234,674	Intel	6,031,122
48,894	International Business Machines	9,582,246
3,900	IXYS (1)	39,390
22,500	Jabil Circuit	488,250
9,800	JDA Software Group (1)	289,884
12,600	Kemet (1)	60,858
6,900	Keynote Systems	94,875
21,300	Kulicke & Soffa Industries (1)	235,791
9,500	Lexmark International Class A	166,155
12,300	Linear Technology	396,675
4,800	Littelfuse	257,472
6,600	Mantech International Class A	144,738
3,200	Mastercard Class A	1,397,024
10,000	Maxim Integrated Products	272,300
14,400	Microchip Technology	480,672
328,250	Microsoft	9,673,527
2,900	MKS Instruments	76,560
12,700	Molex	319,024
4,600	MTS Systems	199,962
2,300	Multi-Fineline Electronix (1)	60,191
1,100	NCI (1)	6,523
9,300	Net 1 UEPS Technologies (1)	76,818
8,400	Newport (1)	94,500
2,800	Opnet Technologies	74,032
170,681	Oracle	5,154,566
4,800	Plantronics	157,536
28,900	Power-One (1)	144,500
14,200	QLogic (1)	163,868
69,077	QUALCOMM	4,122,515
8,700	Rockwell Automation	586,032
53,400	Symantec (1)	841,050
3,900	Synaptics (1)	102,882
6,700	SYNNEX (1)	226,661
19,100	TeleNav (1)	110,207
3,800	Telular	35,834
2,800	Tessco Technologies	52,500
56,822	Texas Instruments	1,547,831
17,700	Total System Services	418,605
7,300	ValueClick (1)	114,683
17,100	Visa Class A	2,207,097
100	Vishay Intertechnology (1)	987
17,800	Western Digital (1)	707,906
20,000	Western Union	348,600
3,800	Wright Express (1)	244,644
10,400	Xilinx	336,960
4,200	Zygo (1)	75,096
		94,347,716
	Materials — 2.4%
7,100	Albemarle	413,362
12,600	Bemis	387,450
8,600	Boise	63,640
5,682	CF Industries Holdings	1,112,308
11,800	Cliffs Natural Resources	482,502
18,800	Dow Chemical	541,064
25,900	E.I. du Pont de Nemours	1,287,230
11,400	Eastman Chemical	595,992
49,500	Freeport-McMoRan Copper & Gold	1,666,665
4,000	Innophos Holdings	231,880
18,600	International Paper	610,266
10,800	KapStone Paper and Packaging (1)	181,548
3,600	Koppers Holdings	118,584
2,500	Kraton Performance Polymers (1)	58,550
13,500	Kronos Worldwide	228,420
15,640	Monsanto	1,339,097
19,900	Mosaic	1,156,389
1,100	NewMarket	252,868
26,000	Newmont Mining	1,156,220
4,200	Praxair	435,792
3,700	Rock-Tenn Class A	215,414
4,100	Schnitzer Steel Industries Class A	117,711
6,500	Southern Copper	209,820
1,200	Terra Nitrogen LP	270,144
		13,132,916
	Telecommunication Services — 2.6%
209,739	AT&T	7,953,303
10,300	CenturyLink	427,862
4,000	Consolidated Communications Holdings	63,440
2,250	Lumos Networks	20,160
116,330	Verizon Communications	5,251,136
27,600	Windstream	274,896
		13,990,797
	Utilities — 2.6%
23,700	American Electric Power	1,001,088
4,900	American States Water	199,185
3,200	Chesapeake Utilities	146,368
18,760	Consolidated Edison	1,210,020
4,300	Dominion Resources	233,533
1,733	Duke Energy	117,485
8,500	El Paso Electric	287,725
39,871	Emerson Electric	1,904,638
4,800	Entergy	348,816
28,100	Exelon	1,099,272
900	FirstEnergy	45,198
7,900	MGE Energy	378,726
2,000	Middlesex Water	37,400
10,800	NeuStar Class A (1)	382,428
12,600	NextEra Energy	893,340
6,437	PG&E	297,132

7,200	Portland General Electric	196,056
25,600	PPL	739,840
6,800	SCANA	334,356
46,608	Southern	2,244,175
10,500	UGI	321,825
4,800	Unitil	127,488
100	USA Mobility	1,114
12,000	Vectren	358,200
9,900	Westar Energy	302,544
19,600	Xcel Energy	574,280
		13,782,232
	Total United States	474,990,250
	TOTAL COMMON STOCK (Cost $443,922,157)	496,328,412

	SHORT-TERM INVESTMENT (4) — 7.9%
42,651,301	JPMorgan Prime Money Market Fund, 0.100% (Cost $42,651,301)	42,651,301
	TOTAL INVESTMENTS — 99.5% (Cost $486,573,458)*	538,979,713
	OTHER ASSETS LESS LIABILITIES — 0.5%	2,418,094
	NET ASSETS — 100%	$541,397,807

(1)	Denotes non-income producing security.
(2)	Security considered illiquid. On July 31, 2012 the value of this security amounted to $0, representing 0.0% of the net assets of the Fund.
(3)	Security is fair valued.
(4)	The rate shown represents the 7-day current yield as of July 31, 2012.

* At July 31, 2012, the tax basis cost of the Fund’s investments was $489,020,646, and the unrealized appreciation and depreciation were $80,525,778 and $(30,566,711), respectively.

The open futures contracts held by the Fund at July 31, 2012, are as follows:

	Number of		Unrealized
	Contracts	Expiration	Appreciation
Type of contract	Long (Short)	Date	(Depreciation)
S&P 500 Index EMINI	627	Sep-2012	$2,023,749

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2012, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Toronto-Dominion Bank	8/23/12	CAD	14,390,335	USD	14,262,755	$(79,011)

CAD — Canadian Dollar

LLC — Limited Liability Company

LP — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Global Quality Fund

Schedule of Investments

July 31, 2012 (unaudited)

Shares		Value $
	COMMON STOCK — 96.3%
	Australia (2) — 2.8%
7,662	BHP Billiton	254,511
3,144	Campbell Brothers	153,873
7,302	Cardno	63,848
5,812	Iluka Resources	57,398
3,761	Iress Market Technology	26,412
9,657	Mineral Resources	80,446
6,457	Monadelphous Group	146,686
24,079	Mount Gibson Iron	23,947
9,418	Navitas	38,285
19,075	NRW Holdings	57,365
17,368	Platinum Asset Management	65,819
3,185	Rio Tinto	176,375
7,297	SAI Global	34,219
76,993	Telstra	323,351
51,505	TPG Telecom	104,411
9,873	Woolworths	295,819
11,778	Wotif.com Holdings	50,501
		1,953,266
	Austria (2) — 0.4%
1,395	AMAG Austria Metall	31,004
1,564	Lenzing	136,861
3,925	Oesterreichische Post	125,054
		292,919
	Belgium (2) — 0.3%
1,777	Colruyt	80,588
3,569	Mobistar	110,039
		190,627
	Bermuda — 0.5%
5,100	Arch Capital Group (1)	197,880
66,000	Giordano International (2)	45,867
9,654	Lancashire Holdings (2)	118,206
		361,953
	Brazil — 0.7%
2,343	Cielo	68,477
5,000	CPFL Energia	57,974
7,400	JHSF Participacoes	22,425
2,200	Natura Cosmeticos	57,469
1,900	Santos Brasil Participacoes	29,661
1,500	Telefonica Brasil ADR	35,025
9,900	Tractebel Energia	177,690
2,100	Valid Solucoes e Servicos	32,834
		481,555
	Canada — 3.0%
2,800	Agrium	266,333
1,700	Alimentation Couche Tard Class B	80,521
1,900	Canadian National Railway	167,615
12,100	Canadian Oil Sands Trust	243,484
7,100	Centerra Gold	51,045
27,000	High River Gold Mines (1)	38,231
10,900	IAMGOLD	121,733
2,000	MacDonald Dettwiler & Associates	109,588
8,100	Pacific Rubiales Energy	183,267
6,700	Pan American Silver	100,281
6,000	Pason Systems	86,992
5,500	Petrominerales	50,895
2,100	Potash Corp. of Saskatchewan	92,975
5,500	Power Financial	135,574
4,800	Research In Motion (1)	34,366
4,800	Suncor Energy	146,750
900	Teck Resources Class B	25,245
5,500	Transglobe Energy (1)	52,869
9,000	Trican Well Service	108,052
1,300	Wajax	62,845
		2,158,661
	Chile — 0.4%
15,432	Administradora de Fondos de Pensiones Provida	90,578
400	Administradora de Fondos de Pensiones Provida ADR	34,932
163,906	Aguas Andinas	108,648
3,375	ENTEL Chile	66,367
		300,525
	China (2) — 1.4%
92,000	Anta Sports Products	51,344
57,500	China Shenhua Energy Class H	213,980
64,000	Dongfeng Motor Group Class H	88,350
33,000	Great Wall Motor Class H	73,765
24,400	Guangzhou R&F Properties	30,905
104,000	Haitian International Holdings	100,030
105,000	Pacific Textile Holdings	73,223
83,000	Shenzhou International Group Holdings	146,112
195,000	Yangzijiang Shipbuilding Holdings	154,695
160,000	Zijin Mining Group	50,797
		983,201
	Czech Republic (2) — 0.1%
158	Philip Morris CR	85,260

	Denmark (2) — 0.3%
11,953	H Lundbeck	236,671

	Finland (2) — 0.8%
12,397	Elisa	257,483
536	Kone Class B	33,197
1,837	Nokian Renkaat	73,146
9,870	Orion Class B	196,799
		560,625
	France (2) — 0.9%
1,811	Alten	50,997
1,017	April	14,504
1,217	BioMerieux	103,535
428	Christian Dior	59,104

Shares		Value $
4,658	CNP Assurances	49,071
5,718	Mercialys	112,743
6,282	Metropole Television	87,056
165	Sartorius Stedim Biotech	13,621
1,558	Societe BIC	157,931
		648,562
	Gabon (2) — 0.2%
322	Total Gabon	130,817

	Germany — 0.5%
1,373	Gerry Weber International (2)	56,344
2,573	Hannover Rueckversicherung (2)	153,748
1,170	K+S (2)	57,722
2,031	Software (2)	66,043
2,656	Takkt	30,556
		364,413
	Hong Kong (2) — 2.5%
70,000	Agile Property Holdings	82,664
74,000	China BlueChemical	48,431
46,500	China Mobile	542,610
146,000	CNOOC	292,884
19,600	Dah Sing Banking Group	18,001
12,400	Dah Sing Financial Holdings	39,481
32,000	Dongyue Group	16,803
232,000	First Pacific	259,383
8,598	Great Eagle Holdings	21,717
154,000	Guangdong Investment	110,816
79,000	K Wah International Holdings	28,733
12,000	Luk Fook Holdings International	28,928
15,600	Sands China	45,760
106,000	SmarTone Telecommunications Holdings	222,861
92,500	XTEP International Holdings	28,261
		1,787,333
	Indonesia (2) — 1.2%
170,000	Adaro Energy	26,056
51,500	Astra Agro Lestari	124,382
35,500	Indo Tambangraya Megah	132,403
370,000	Perusahaan Gas Negara	147,617
416,000	Perusahaan Perkebunan London Sumatra Indonesia	120,457
14,500	Surya Citra Media	15,809
42,500	Tambang Batubara Bukit Asam	70,969
192,500	Telekomunikasi Indonesia	185,655
		823,348
	Ireland — 0.5%
4,000	Accenture Class A	241,200
3,200	Seagate Technology	96,064
		337,264
	Israel (2) — 0.6%
36,983	Bezeq Israeli Telecommunication	37,207
22,586	Israel Chemicals	267,379
7,518	Osem Investments	93,437
		398,023
	Italy (2) — 0.5%
11,722	De’Longhi	129,375
2,627	DiaSorin	71,919
20,698	Recordati	139,648
		340,942
	Japan — 8.2%
1,700	ABC-Mart (2)	68,514
3,900	Aeon Delight (2)	89,870
2,400	Aeon Mall (2)	57,404
800	Ain Pharmaciez (2)	50,037
900	Cosmos Pharmaceutical (2)	73,191
20	CyberAgent (2)	39,285
4,900	Daiichikosho (2)	100,342
9,000	Daiwa House Industry (2)	127,860
4,668	Dena (2)	101,139
21	Dr Ci:Labo (2)	70,792
1,500	FamilyMart (2)	70,984
6,500	Gree (2)	102,887
11,000	Hachijuni Bank (2)	58,365
5,000	Higo Bank (2)	26,332
11	Inpex (2)	61,120
10,000	JGC (2)	305,630
92	Jupiter Telecommunications	91,853
8,000	Kaken Pharmaceutical (2)	113,436
67	KDDI (2)	461,308
1,300	Kobayashi Pharmaceutical (2)	67,788
5,000	KYORIN Holdings (2)	108,972
2,400	Lawson (2)	172,383
3,600	Miraca Holdings (2)	152,980
22,400	Mitsubishi UFJ Financial Group (2)	108,618
5,000	NET One Systems (2)	70,870
1,250	Nitori Holdings (2)	116,873
5,800	Nomura Research Institute (2)	119,811
255	NTT DoCoMo (2)	426,252
6	Nuflare Technology (2)	47,899
390	Obic (2)	79,125
8,500	Otsuka Holdings (2)	258,831
1,530	Point (2)	53,424
1,400	Ryohin Keikaku (2)	75,642
9,000	San-In Godo Bank (2)	62,967
5,000	Santen Pharmaceutical (2)	212,712
700	Sawai Pharmaceutical (2)	76,275
1,100	Shimamura (2)	127,665
5,900	Softbank (2)	225,107
8	So-net Entertainment (2)	33,602
9,500	Sony Financial Holdings (2)	151,522
20	Starbucks Coffee Japan (2)	12,940
3,400	Sugi Holdings (2)	113,073
3,200	Sundrug (2)	111,283
1,700	Tokyo Seimitsu (2)	26,413
3,500	Trend Micro (2)	103,775
1,600	Tsuruha Holdings (2)	103,453

Shares		Value $
3,900	Unipres (2)	103,170
3,000	United Arrows (2)	78,552
2,600	Universal Entertainment (2)	57,515
1,040	USS (2)	111,921
490	Yahoo Japan (2)	178,131
		5,819,893
	Malaysia (2) — 0.9%
48,200	AMMB Holdings	98,598
70,000	Berjaya Sports Toto	95,544
68,000	BIMB Holdings	66,011
6,900	Carlsberg Brewery Malaysia	26,046
93,700	DiGi.com	132,618
64,900	Maxis	132,753
9,600	Petronas Gas	56,666
23,400	Sarawak Oil Palms	51,435
		659,671
	Mexico — 0.7%
1,800	America Movil ADR	48,042
600	Grupo Aeroportuario del Sureste ADR	53,466
31,200	Grupo Herdez	76,132
75,751	Grupo Mexico	213,038
7,100	Industrias CH (1)	35,573
42,400	Kimberly-Clark de Mexico	88,253
		514,504
	Netherlands (2) — 0.7%
2,069	ASML Holding	119,500
7,672	Royal Dutch Shell Class A	260,716
3,900	Unilever	135,400
		515,616
	Norway (2) — 1.6%
38,026	DNO International (1)	50,295
4,144	Fred Olsen Energy	156,625
5,295	Kongsberg Gruppen	100,788
18,749	Statoil	445,600
4,995	TGS Nopec Geophysical	145,992
5,487	Yara International	259,098
		1,158,398
	Philippines (2) — 0.5%
92,500	Aboitiz Power	76,320
38,160	DMCI Holdings	53,362
158,200	Manila Water	98,608
41,600	Rizal Commercial Banking	44,222
18,500	Semirara Mining	99,111
		371,623
	Poland (2) — 0.6%
3,197	Jastrzebska Spolka Weglowa	89,000
4,684	KGHM Polska Miedz	176,944
14,132	PGE	78,606
52,660	Synthos	83,345
		427,895
	Russia — 0.3%
4,800	CTC Media	35,616
1,488	LUKOIL ADR	83,626
1,900	Tatneft OAO ADR (2)	71,078
		190,320
	Singapore (2) — 1.1%
75,000	First Resources	114,176
2,000	Jardine Cycle & Carriage	74,830
70,000	M1	142,082
2,000	Singapore Land	9,511
75,000	StarHub	230,707
70,000	Straits Asia Resources	73,209
35,000	UOL Group	145,258
19,000	Wheelock Properties Singapore	27,654
		817,427
	South Africa — 1.6%
8,114	AVI (2)	57,863
3,664	Bidvest Group (2)	87,685
61,822	Capital Property Fund (2)	80,586
18,772	Coronation Fund Managers (2)	66,803
20,169	FirstRand (2)	67,232
3,295	Gold Fields (2)	42,291
1,490	Kumba Iron Ore (2)	92,470
6,725	Lewis Group (2)	57,523
8,174	MTN Group (2)	146,952
1,298	Palabora Mining	14,438
8,626	Reunert (2)	83,271
15,598	Sanlam (2)	66,949
2,148	Sasol (2)	89,106
13,797	Vodacom Group (2)	159,798
		1,112,967
	South Korea — 2.0%
482	AMOREPACIFIC Group (2)	156,436
2,920	Dongbu Insurance (2)	107,762
1,350	Kangwon Land (2)	27,735
4,675	Kia Motors (2)	320,475
28,280	Korea Exchange Bank (2)	208,786
309	Korea Zinc (2)	104,213
2,540	KP Chemical (2)	26,926
3,093	KT&G	227,880
5,040	Meritz Fire & Marine Insurance (2)	45,163
144	Samsung Electronics (2)	165,531
1,330	Youngone (2)	33,283
		1,424,190
	Spain (2) — 0.9%
140	Construcciones y Auxiliar de Ferrocarriles	62,720
10,442	Duro Felguera	57,493
2,157	Enagas	37,358
31,673	Mapfre	57,592
4,413	Red Electrica	174,737
882	Tecnicas Reunidas	37,147
4,153	Viscofan	190,200
3,226	Zardoya Otis	35,901
		653,148

Shares		Value $
	Sweden — 0.7%
1,113	Angler Gaming (1)	360
4,108	Axfood (2)	145,380
1,113	Betsson (2)	32,150
4,335	Billerud (2)	38,585
1,166	Hennes & Mauritz (2)	43,044
1,898	Hexpol (2)	67,340
450	Indutrade (2)	12,120
3,595	JM (2)	67,988
2,907	SKF Class B (2)	59,955
		466,922
	Switzerland — 2.1%
3,500	ACE	257,250
2,100	Allied World Assurance Holdings	158,403
1,051	EMS-Chemie Holding (2)	206,635
16,635	Ferrexpo (2)	47,174
501	Helvetia Holding (2)	154,991
1,193	Meyer Burger Technology (1) (2)	15,685
324	Partners Group Holding (2)	59,105
2,941	Roche Holding (2)	520,779
836	Schweizerische National-Versicherungs-Gesellschaft	30,570
132	Zurich Financial Services (2)	29,296
		1,479,888
	Taiwan (2) — 0.7%
3,000	Catcher Technology	14,331
20,000	Farglory Land Development	32,141
7,100	HTC	68,200
1,000	Largan Precision	20,298
10,000	MStar Semiconductor	63,207
17,000	Radiant Opto-Electronics	65,963
6,600	Simplo Technology	37,027
47,000	Taiwan Secom	93,619
43,450	TSRC	98,473
		493,259
	Thailand (2) — 0.6%
22,100	Advanced Info Service	139,746
3,600	Banpu	46,311
46,900	PTT Exploration & Production	225,229
4,100	Siam Makro	42,777
		454,063
	Turkey (2) — 0.5%
7,173	Ford Otomotiv Sanayi	68,899
1,812	Koza Altin Isletmeleri	35,805
45,266	Turk Telekomunikasyon	174,508
2,894	Turk Traktor ve Ziraat Makineleri	54,999
		334,211
	United Kingdom — 11.0%
50,842	Aberdeen Asset Management (2)	205,506
10,391	African Barrick Gold (2)	61,121
7,633	AMEC (2)	133,199
2,720	Anglo American (2)	80,606
9,360	Antofagasta (2)	156,396
1,400	Aon	68,880
26,513	Ashmore Group (2)	134,210
10,960	AstraZeneca (2)	511,852
6,330	BHP Billiton (2)	184,575
5,230	British American Tobacco (2)	277,787
5,488	Close Brothers Group (2)	63,968
58,088	Cobham (2)	211,182
22,618	Compass Group (2)	242,617
921	Croda International (2)	33,874
3,900	Delphi Automotive (1)	110,721
4,591	Diploma (2)	29,932
8,219	Domino Printing Sciences (2)	71,028
13,323	Drax Group (2)	99,069
77,622	EnQuest (1) (2)	136,752
12,193	Eurasian Natural Resources (2)	74,718
1,967	Fidessa Group (2)	43,133
12,401	Greggs (2)	99,928
17,398	Halma (2)	107,642
7,123	Hargreaves Lansdown (2)	63,106
18,168	Highland Gold Mining (2)	32,691
30,693	HSBC Holdings (2)	256,411
29,200	HSBC Holdings (Hong Kong Shares) (2)	244,255
15,417	IG Group Holdings (2)	108,300
12,847	IMI (2)	165,025
12,486	International Personal Finance (2)	54,684
7,754	Jardine Lloyd Thompson Group (2)	88,970
139,072	Legal & General Group (2)	276,827
9,081	Micro Focus International (2)	76,213
34,960	Mitie Group (2)	148,405
11,651	N Brown Group (2)	47,942
4,129	Next (2)	207,901
4,767	Petrofac (2)	110,887
14,743	Playtech	80,208
16,442	Premier Farnell (2)	45,711
24,171	Prudential (2)	287,629
9,385	Reckitt Benckiser Group (2)	515,025
11,458	Restaurant Group (2)	58,476
3,763	Rio Tinto (2)	173,292
12,602	Sage Group (2)	56,669
10,827	Smith & Nephew (2)	110,814
6,393	Spectris (2)	154,584
1,859	Spirax-Sarco Engineering (2)	57,105
70,834	Standard Life (2)	267,816
65,200	TalkTalk Telecom Group (2)	177,189
5,683	Ultra Electronics Holdings (2)	130,543
11,524	Unilever (2)	413,207
1,209	Victrex (2)	23,996
11,879	WH Smith (2)	102,389
11,433	WM Morrison Supermarkets (2)	49,639

Shares		Value $
3,361	Xstrata (2)	44,415
		7,769,020
	United States — 44.0%
	Consumer Discretionary — 3.1%
2,300	Advance Auto Parts	161,345
3,200	Apollo Group Class A (1)	87,040
600	Bed Bath & Beyond (1)	36,570
2,200	Bridgepoint Education (1)	20,020
2,100	Buckle	81,207
2,900	Career Education (1)	13,659
1,800	Coinstar (1)	85,482
2,100	DeVry	41,223
2,500	DIRECTV (1)	124,150
600	DSW	35,472
5,700	Express (1)	91,770
2,400	GameStop Class A	38,448
2,100	Grand Canyon Education (1)	34,944
1,800	Guess?	54,180
2,100	Healthcare Services Group	45,528
700	ITT Educational Services (1)	27,174
800	JOS A Bank Clothiers (1)	33,808
3,100	Limited Brands	147,405
8,200	Mattel	288,394
1,000	McDonald’s	89,360
4,200	McGraw-Hill	197,232
1,000	PetSmart	66,110
1,000	Ross Stores	66,440
1,400	Sohu.com (1)	49,070
300	Strayer Education	21,798
1,600	Tupperware Brands	83,872
4,100	Viacom Class B	191,511
		2,213,212
	Consumer Staples — 4.0%
300	Brown-Forman Class B	28,068
6,600	Campbell Soup	218,526
2,800	Coca-Cola	226,240
2,500	Colgate-Palmolive	268,400
4,900	Darling International (1)	80,948
7,600	Hormel Foods	212,116
3,900	Lorillard	501,696
500	Nu Skin Enterprises Class A	25,505
4,600	PepsiCo	334,558
4,500	Philip Morris International	411,480
8,400	Walgreen	305,424
2,800	Wal-Mart Stores	208,404
		2,821,365
	Energy — 4.7%
2,400	Alliance Resource Partners LP	146,976
3,700	Apache	318,644
1,800	Atwood Oceanics (1)	80,154
900	BP Prudhoe Bay Royalty Trust	104,166
2,700	C&J Energy Services (1)	50,706
4,000	Chevron	438,320
900	Contango Oil & Gas (1)	53,325
8,500	Denbury Resources (1)	128,520
3,400	Diamond Offshore Drilling	222,428
5,100	ExxonMobil	442,935
8,700	Gran Tierra Energy (1)	39,759
3,400	Halliburton	112,642
400	Helmerich & Payne	18,600
7,400	HollyFrontier	276,686
6,300	Marathon Petroleum	297,990
4,700	Occidental Petroleum	409,041
12,000	RPC	161,400
		3,302,292
	Financials — 8.8%
7,500	Aflac	328,350
3,700	Amtrust Financial Services	110,223
1,700	Arthur J Gallagher	60,316
6,400	Axis Capital Holdings	210,304
600	BOK Financial	33,894
4,900	Capital One Financial	276,801
2,200	Cash America International	84,304
2,400	CBOE Holdings	68,400
8,630	Citigroup	234,132
6,900	CNA Financial	180,159
6,800	CNO Financial Group	56,372
3,737	Commerce Bancshares	147,163
2,400	Community Bank System	66,024
10,200	CreXus Investment	106,896
2,900	Cullen/Frost Bankers	160,399
5,500	CVB Financial	64,900
8,100	Discover Financial Services	291,276
3,200	Ezcorp (1)	72,000
1,300	FBL Financial Group Class A	40,235
17,200	Fifth Third Bancorp	237,704
1,500	Franklin Resources	172,425
700	Global Payments	29,974
2,200	Goldman Sachs Group	221,980
13,300	Hudson City Bancorp	84,455
23,500	Huntington Bancshares	146,052
6,800	JPMorgan Chase	244,800
19,700	KeyCorp	157,206
2,200	Marsh & McLennan	73,062
600	Moody’s	24,318
12,400	Morgan Stanley	169,384
4,100	Northern Trust	186,140
3,900	PNC Financial Services Group	230,490
800	Portfolio Recovery Associates (1)	67,744
4,400	Primerica (1)	120,428
7,200	Principal Financial Group	184,248
1,500	ProAssurance	134,355
3,500	Protective Life	97,685
600	StanCorp Financial Group	17,856
6,700	State Street	270,546
10,400	Symetra Financial	120,952
2,300	T. Rowe Price Group	139,725
7,000	Total System Services	165,550
2,900	Trustmark	70,122
5,100	Waddell & Reed Financial Class A	148,359

Shares		Value $
600	World Acceptance (1)	42,762
5,800	Zions Bancorporation	105,560
		6,256,030
	Healthcare — 10.7%
4,800	Abbott Laboratories	318,288
8,300	Aetna	299,298
6,800	AmerisourceBergen	269,960
3,400	Amsurg (1)	100,436
9,100	Baxter International	532,441
5,000	Becton Dickinson	378,550
14,600	Bristol-Myers Squibb	519,760
1,900	Chemed	119,263
3,900	DaVita (1)	383,838
12,100	Eli Lilly	532,763
9,500	Forest Laboratories (1)	318,725
6,000	Gilead Sciences (1)	325,980
2,300	Humana	141,680
5,600	Johnson & Johnson	387,632
4,600	Laboratory Corp. of America Holdings (1)	386,814
13,200	Medtronic	520,344
9,700	Merck	428,449
2,900	Momenta Pharmaceuticals (1)	41,238
5,500	Patterson	187,550
8,200	PDL BioPharma	55,678
400	Quality Systems	6,464
6,900	Quest Diagnostics	403,167
5,100	St. Jude Medical	190,536
5,300	STERIS	159,689
2,900	Stryker	150,887
2,700	United Therapeutics (1)	147,906
5,800	UnitedHealth Group	296,322
300	Waters (1)	23,244
		7,626,902
	Industrials — 5.5%
3,200	3M	291,936
12,900	CSX	295,926
800	Cubic	38,696
3,600	Cummins	345,240
2,300	Dover	125,281
3,600	Emerson Electric	171,972
1,200	Franklin Electric	67,692
4,300	General Dynamics	272,792
2,900	Hubbell Class B	238,612
1,500	Joy Global	77,910
4,100	Kla-Tencor	208,731
2,800	Lockheed Martin	249,956
1,600	Northrop Grumman	105,920
1,700	Parker Hannifin	136,544
4,900	Raytheon	271,852
2,200	Rockwell Collins	111,254
1,500	Sauer-Danfoss	54,285
2,300	Spirit Airlines (1)	49,473
1,700	Teledyne Technologies (1)	105,910
2,400	Union Pacific	294,264
1,700	United Parcel Service Class B	128,537
3,400	United Technologies	253,096
		3,895,879
	Information Technology — 5.3%
4,800	Analog Devices	187,584
1,200	Ancestry.com (1)	40,164
800	Apple	488,608
6,600	BMC Software (1)	261,360
10,100	CA	243,107
1,400	CACI International Class A (1)	79,030
9,100	Dell (1)	108,108
2,900	Dolby Laboratories (1)	102,225
5,100	GT Advanced Technologies (1)	26,112
12,100	Intel	310,970
1,700	International Business Machines	333,166
400	Intuit	23,208
3,300	j2 Global	98,769
400	Jack Henry & Associates	13,892
1,100	Littelfuse	59,004
4,000	Maxim Integrated Products	108,920
700	MAXIMUS	35,350
14,500	Microsoft	427,315
3,700	NeuStar Class A (1)	131,017
10,200	Oracle	308,040
700	Paychex	22,883
5,000	QLogic (1)	57,700
2,100	Rockwell Automation	141,456
300	Syntel	17,439
1,800	ValueClick (1)	28,278
2,100	Western Digital (1)	83,517
		3,737,222
	Materials — 1.9%
1,400	CF Industries Holdings	274,064
2,900	Cliffs Natural Resources	118,581
6,000	Freeport-McMoRan Copper & Gold	202,020
2,000	Intrepid Potash (1)	46,680
4,500	Kronos Worldwide	76,140
4,200	Mosaic	244,062
400	NewMarket	91,952
4,513	Southern Copper	145,680
600	Terra Nitrogen LP	135,072
		1,334,251
	Total United States	31,187,153
	TOTAL COMMON STOCK (Cost $66,810,111)	68,286,133

	PREFERRED STOCK — 0.6%
	Brazil — 0.5%
15,000	AES Tiete	212,278
3,200	Cia de Transmissao de Energia Eletrica Paulista	90,385
1,950	Cia Energetica de Minas Gerais ADR	37,069
		339,732

	Germany (2) — 0.1%
1,878	Fuchs Petrolub	99,944

	TOTAL PREFERRED STOCK (Cost $402,255)	439,676

	INVESTMENT COMPANY (2) — 0.0%
	Switzerland — 0.0%
207	BB Biotech (Cost $19,720)	19,584

	RIGHTS (1) — 0.0%
	Brazil — 0.0%
27	Cia de Transmissao de Energia Eletrica Paulista Expires 08/12 (Cost $—)	4

	SHORT-TERM INVESTMENT (3) — 2.7%
1,924,864	JPMorgan Prime Money Market Fund, 0.100% (Cost $1,924,864)	1,924,864

	TOTAL INVESTMENTS — 99.6% (Cost $69,156,950)	70,670,261
	OTHER ASSETS LESS LIABILITIES — 0.4%	244,974
	NET ASSETS — 100%	$70,915,235

(1)	Denotes non-income producing security.
(2)	Security is fair valued.
(3)	The rate shown represents the 7-day current yield as of July 31, 2012.

* At July 31, 2012, the tax basis cost of the Fund’s investments was $69,156,950, and the unrealized appreciation and depreciation were $5,306,430 and $(3,793,119), respectively.

The open futures contracts held by the Fund at July 31, 2012, are as follows:

	Number of		Unrealized
	Contracts	Expiration	Appreciation
Type of Contract	Long (Short)	Date	(Depreciation)
S&P 500 Index EMINI	18	Sep-2012	$55,848

ADR — American Depositary Receipt

LP — Limited Partnership

S&P— Standard & Poor’s

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

July 31, 2012 (unaudited)

The following is a summary of the inputs used as of July 31, 2012, in valuing the Schroder Funds’ investments carried at value:

Schroder North American Equity Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$496,328,412	$—	$—	$496,328,412
Short-Term Investment	42,651,301	—	—	42,651,301

Total Investments in Securities	$538,979,713	$—	$—	$538,979,713

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$2,023,749	$—	$—	$2,023,749
Forwards — Unrealized Depreciation	—	(79,011)	—	(79,011)

Total Other Financial Instruments	$2,023,749	$(79,011)	$—	$1,944,738

Schroder Global Quality Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (3)
Australia	$—	$1,953,266	$—	$1,953,266
Austria	—	292,919	—	292,919
Belgium	—	190,627	—	190,627
Bermuda	197,880	164,073	—	361,953
Brazil	481,555	—	—	481,555
Canada	2,158,661	—	—	2,158,661
Chile	300,525	—	—	300,525
China	—	983,201	—	983,201
Czech Republic	—	85,260	—	85,260
Denmark	—	236,671	—	236,671
Finland	—	560,625	—	560,625
France	—	648,562	—	648,562
Gabon	—	130,817	—	130,817
Germany	30,556	333,857	—	364,413
Hong Kong	—	1,787,333	—	1,787,333
Indonesia	—	823,348	—	823,348
Ireland	337,264	—	—	337,264
Israel	—	398,023	—	398,023
Italy	—	340,942	—	340,942
Japan	91,853	5,728,040	—	5,819,893
Malaysia	—	659,671	—	659,671
Mexico	514,504	—	—	514,504
Netherlands	—	515,616	—	515,616
Norway	—	1,158,398	—	1,158,398
Philippines	—	371,623	—	371,623
Poland	—	427,895	—	427,895
Russia	119,242	71,078	—	190,320
Singapore	—	817,427	—	817,427
South Africa	14,438	1,098,529	—	1,112,967
South Korea	227,880	1,196,310	—	1,424,190
Spain	—	653,148	—	653,148
Sweden	360	466,562	—	466,922
Switzerland	446,223	1,033,665	—	1,479,888
Taiwan	—	493,259	—	493,259
Thailand	—	454,063	—	454,063
Turkey	—	334,211	—	334,211
United Kingdom	259,809	7,509,211	—	7,769,020
United States
Consumer Discretionary	2,213,212	—	—	2,213,212
Consumer Staples	2,821,365	—	—	2,821,365
Energy	3,302,292	—	—	3,302,292
Financials	6,256,030	—	—	6,256,030
Healthcare	7,626,902	—	—	7,626,902
Industrials	3,895,879	—	—	3,895,879
Information Technology	3,737,222	—	—	3,737,222
Materials	1,334,251	—	—	1,334,251
Total Common Stock	$36,367,903	$31,918,230	$—	$68,286,133

Preferred Stock (3)
Brazil	339,732	—	—	339,732
Germany	—	99,944	—	99,944
Total Preferred Stock	339,732	99,944	—	439,676

Investments in Securities	Level 1	Level 2	Level 3	Total
Investment Company (3)
Switzerland	$—	$19,584	$—	$19,584

Rights
Brazil	4	—	—	4

Short-Term Investment	1,924,864	—	—	1,924,864

Total Investments in Securities	$38,632,503	$32,037,758	$—	$70,670,261

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$55,848	$—	$—	$55,848

Total Other Financial Instruments	$55,848	$—	$—	$55,848

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)	All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)

Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. As of July 31, 2012, the Fund had securities with a total value of $32,037,758 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange.

Item 2.  Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from May 1, 2012 through July 31, 2012 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Global Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 28, 2012

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: September 28, 2012

*                 Print the name and title of each signing officer under his or her signature.